Share-Based Compensation - Additional Information (Detail)	0 Months Ended			12 Months Ended										9 Months Ended	12 Months Ended															1 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 22, 2013	Dec. 28, 2012 USD ($)	Apr. 05, 2012 Incentive_Plan	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 on February 22, 2014 and February 22, 2015 [Member]	Dec. 31, 2012 CNH Global Stock Options Outstanding Pre-modification [Member] USD ($)	Dec. 31, 2012 CNH Global Stock Options Outstanding Post-modification [Member] USD ($)	Dec. 31, 2012 Cnh Global Performance Shares Pre-modification [Member]	Dec. 31, 2012 Cnh Global Performance Shares Post-modification [Member]	Dec. 31, 2012 Cnh Global Restricted Shares Pre-modification [Member]	Dec. 31, 2012 Cnh Global Restricted Shares Post-modification [Member]	Sep. 30, 2013 CNH Global N.V. [Member]	Dec. 31, 2013 CNH Global N.V. [Member]	Dec. 31, 2013 CNH DCP [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Annual Retainer [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Audit Committee Membership [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Governance and Sustainability Committee membership [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Compensation Committee Membership [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Audit Committee Chair [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Governance and Sustainability Committee Chair [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] Compensation Committee Chair [Member] USD ($)	Dec. 31, 2013 CNH DCP [Member] CNH Global N.V. [Member]	Dec. 31, 2013 CNH EIP [Member] USD ($)	Dec. 31, 2012 CNH EIP [Member] USD ($)	Dec. 31, 2011 CNH EIP [Member] USD ($)	Dec. 31, 2013 CNH EIP [Member] Minimum [Member]	Dec. 31, 2013 CNH EIP [Member] Maximum [Member]	Feb. 28, 2013 CNH EIP [Member] Performance Shares [Member]	Sep. 30, 2012 CNH EIP [Member] Performance Shares [Member]	Dec. 31, 2013 CNH EIP [Member] Performance Shares [Member] USD ($)	Dec. 31, 2012 CNH EIP [Member] Performance Shares [Member] USD ($)	Dec. 31, 2011 CNH EIP [Member] Performance Shares [Member] USD ($)	Dec. 31, 2013 CNH EIP [Member] Restricted Stock Units [Member] USD ($) Installment	Dec. 31, 2012 CNH EIP [Member] Restricted Stock Units [Member] USD ($)	Dec. 31, 2011 CNH EIP [Member] Restricted Stock Units [Member] USD ($)	Apr. 05, 2012 Fiat Industrial, Performance LTI [Member]	Dec. 31, 2013 Fiat Industrial, Performance LTI [Member] EUR (€)	Dec. 31, 2012 Fiat Industrial, Performance LTI [Member]	Apr. 05, 2012 Fiat Industrial, Retention LTI [Member]	Dec. 31, 2013 Fiat Industrial, Retention LTI [Member] EUR (€)	Dec. 31, 2012 Fiat Industrial, Retention LTI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share exchange ratio with new entity														3.828	3.828									3.828
Conversion basis				On the Effective Date, the unvested equity awards under the former Fiat Industrial Plan became convertible for common shares of CNH Industrial N.V. on a one-for-one basis.
Additional compensation expense				$ 0	$ 0
Share-based compensation expense				39,000,000	67,000,000	63,000,000
Tax benefit relating to share-based compensation expense				9,000,000	18,000,000	17,000,000
Unrecognized share-based compensation expense				20,000,000
Unrecognized share-based compensation costs weighted-average period				1 year
Annual board of directors member fee																	$ 125,000	$ 25,000	$ 20,000	$ 20,000	$ 35,000	$ 25,000	$ 25,000
Lock in Period for sale of common shares																6 months
Stock options terminate after grant date																10 years
Stock option termination date after individual ceases to director																6 months
Common shares available for issuance																200,000
Common shares issued																6,402									171,575					171,575	2,680,000		4,000,000
Share based compensation, exercise price																$ 11.325
Number of outstanding options								4,600,000	5,600,000							186,000									12,621,745	17,666,452
Dividend per share paid by subsidiary's to minority share holder		$ 10
Weighted average exercise price of outstanding options								$ 40.45	$ 33.34																$ 8.77	$ 10.57
Number of unvested shares										1,900,000	2,300,000	451,000	548,000																			5,615,524	7,367,897		930,525	1,696,715			1,000,000	1,000,000		733,333	1,100,000
Vesting percentage	0.33%						0.67%																							0.33%
Original contract term of option																												65 months	70 months			5 years
Expected Dividend yield																									0.00%	0.00%	0.30%
Fair value of stock options awarded																										$ 3.60	$ 6.85
Granted																																	520,371	600,000		700,000	1,000,000	1,000,000			1,100,000
Fair value of stock awarded																																	$ 10.62	$ 10.21		$ 11.40	$ 7.03
Share vest description																																The performance targets for these performance shares are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014
Vesting period																																			3 years
Number of installments																																			3
Number of long term incentive plan			2